Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 41,218	₩ 56,187
Debt instruments	367,027	411,726
Deposits	1,254,571	1,167,475
Others	51,350	57,730
Fair value of plan assets	₩ 1,714,166	₩ 1,693,118